Share-based payments -Summary of Stock options outstanding and vested (Detail) - Options [member] shares in Thousands	12 Months Ended
Oct. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	5,147,927
Weighted average contractual life remaining	6 years 4 months 17 days
Weighted average exercise price | $ / shares	$ 106.67
Stock options vested, number outstanding | shares	2,067,561
Stock option vested, weighted average exercise price | $ / shares	$ 98.96
$11.00 - $55.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	98,164
Weighted average contractual life remaining	1 year 1 month 24 days
Weighted average exercise price | $ / shares	$ 30.59
Stock options vested, number outstanding | shares	98,164
Stock option vested, weighted average exercise price | $ / shares	$ 30.59
$55.01 - $65.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	99,889
Weighted average contractual life remaining	3 years 9 months 21 days
Weighted average exercise price | $ / shares	$ 56.54
Stock options vested, number outstanding | shares	99,889
Stock option vested, weighted average exercise price | $ / shares	$ 56.54
$65.01 - $75.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	39,090
Weighted average contractual life remaining	1 month 13 days
Weighted average exercise price | $ / shares	$ 71.51
Stock options vested, number outstanding | shares	39,090
Stock option vested, weighted average exercise price | $ / shares	$ 71.51
$75.01 - $85.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	104,408
Weighted average contractual life remaining	1 year 29 days
Weighted average exercise price | $ / shares	$ 80.10
Stock options vested, number outstanding | shares	104,408
Stock option vested, weighted average exercise price | $ / shares	$ 80.10
$85.01 - $95.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	156,437
Weighted average contractual life remaining	2 years 14 days
Weighted average exercise price | $ / shares	$ 90.52
Stock options vested, number outstanding | shares	156,437
Stock option vested, weighted average exercise price | $ / shares	$ 90.52
$95.01 - $105.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	526,392
Weighted average contractual life remaining	3 years 8 months 12 days
Weighted average exercise price | $ / shares	$ 99.34
Stock options vested, number outstanding | shares	526,392
Stock option vested, weighted average exercise price | $ / shares	$ 99.34
$105.01 - $115.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	3,438,358
Weighted average contractual life remaining	7 years 6 months 3 days
Weighted average exercise price | $ / shares	$ 110.71
Stock options vested, number outstanding | shares	724,534
Stock option vested, weighted average exercise price | $ / shares	$ 110.56
$115.01 – $125.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	685,189
Weighted average contractual life remaining	6 years 1 month 2 days
Weighted average exercise price | $ / shares	$ 120.02
Stock options vested, number outstanding | shares	318,647
Stock option vested, weighted average exercise price | $ / shares	$ 120.02